SCHEDULE OF GOODWILL (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
IfrsStatementLineItems [Line Items]
At April 1, 2024, March 31, 2025 and April 1, 2025
Arising on acquisition of subsidiaries (note 27)	44,548,704
Impairment loss recognized (note 27)	(6,950,440)
At March 31, 2026	37,598,264
Acquisition of matter [member]
IfrsStatementLineItems [Line Items]
At April 1, 2024, March 31, 2025 and April 1, 2025
Arising on acquisition of subsidiaries (note 27)	20,851,766
Impairment loss recognized (note 27)	(6,950,440)
At March 31, 2026	13,901,326
Acquisition of plan A [member]
IfrsStatementLineItems [Line Items]
At April 1, 2024, March 31, 2025 and April 1, 2025
Arising on acquisition of subsidiaries (note 27)	18,115,214
Impairment loss recognized (note 27)
At March 31, 2026	18,115,214
Acquisition Of Trp [member]
IfrsStatementLineItems [Line Items]
At April 1, 2024, March 31, 2025 and April 1, 2025
Arising on acquisition of subsidiaries (note 27)	5,581,724
Impairment loss recognized (note 27)
At March 31, 2026	$ 5,581,724